Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefit Plans
Schedule of changes in the defined benefit obligation and fair value of plan assets

	As of December 31,
(in $ millions)	2021	2020
Changes in benefit obligation:
Benefit obligation, beginning of year	$1,046	$890
Service cost	6	7
Interest cost	13	15
Plan participants’ contribution	1	1
Actuarial (gain) loss, net	(18)	131
Benefit paid	(22)	(26)
Plan amendments	(1)	3
Curtailments and settlements	(3)	(16)
Expenses paid from assets	(1)	(2)
Currency translation adjustment	(20)	43
Benefit obligation, end of year	1,001	1,046
Change in fair value of plan assets Fair value of plan assets, beginning of year	634	549
Employer contributions	25	25
Plan participants’ contributions	1	1
Benefits paid	(22)	(26)
Actual return on plan assets	47	68
Expenses paid from assets	(1)	(2)
Plan settlements	(3)	(11)
Currency translation adjustments	(11)	30
Fair value of plan assets, end of year	$670	$634
Unfunded status	$331	$412

Schedule of amount included in accumulated other comprehensive loss that has not been recognized as a component of net periodic pension benefit (cost)

The amount included in accumulated other comprehensive loss that has not been recognized as a component of net periodic pension benefit (cost) is as follows:

	As of December 31,
(in $ millions)	2021	2020
Unrecognized net actuarial loss	$150	$190
Prior service cost	3	5
Total	153	195
Deferred taxes	(25)	(35)
Amounts recognized in accumulated other comprehensive loss	$(128)	$160

Schedule of components of net periodic pension benefit (cost)

The following table provides the components of net periodic pension benefit (cost) for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
(in $ millions)	2021	2020	2019
Service cost	$6	$7	$7
Interest cost	13	15	19
Expected return on plan assets	(25)	(24)	(26)
Amortization of actuarial loss (gain)	4	2	—
Curtailments and settlements	(1)	4	—
Net periodic pension (benefit) cost	$(3)	$4	$—

Schedule of weighted average assumptions used to determine the net periodic pension benefit (cost) and projected benefit obligation

The weighted average assumptions used to determine the net periodic pension benefit (cost) and projected benefit obligation were as follows:

	Year ended December 31,
	2021	2020	2019
Net periodic pension (benefit) cost:
Interest cost discount rate	1.2%	1.8%	2.5%
Expected long-term return on plan assets	4.4%	4.4%	5.5%
Rate of compensation increase	2.6%	2.6%	2.6%
Projected benefit obligation:
Discount rate	1.7%	1.2%

Schedule of weighted average asset allocations

The weighted average asset allocations as of December 31, 2021 and 2020 were:

	2021		2020
	Actual	Target	Actual	Target
Asset Class	Allocations	Allocations	Allocations	Allocations
Equity securities	15%	4%	11%	4%
Debt securities	38	21	30	33
Other	47	75	59	63
Total	100%	100%	100%	100%

Schedule of fair value of plan assets

The table below sets out the fair value of pension plan assets as of December 31, 2021:

	As of December 31, 2021
(in $ millions)	Level 1	Level 2	Level 3	Total
Equity funds	$—	$73	$28	$101
Debt funds	—	246	11	257
Real estate funds	—	72	19	91
Other	7	123	33	163
	$7	$514	$91	612
Other investments measured at NAV				58
Total fair value of plan assets				$670

The table below sets out the fair value of pension plan assets as of December 31, 2020:

	As of December 31, 2020
(in $ millions)	Level 1	Level 2	Level 3	Total
Equity funds	$—	$—	$22	$22
Debt funds	—	103	11	114
Real estate funds	—	—	90	90
Other	4	117	95	216
	$4	$220	$218	442
Other investments measured at NAV				192
Total fair value of plan assets				$634

Schedule of estimated future benefit payments estimated future benefit payments	The Company expects the defined benefit pension plans to make the following estimated future benefit payments:

(in $ millions)	Amount
2022	$22
2023	24
2024	24
2025	26
2026	26
2027-2031	149